Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) state item	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) state item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 11, 2015	Dec. 10, 2015
Basis of Presentation
Number of devices operated by entity	190,000								190,000
Number of U.S. states devices located | state	50								50
Number of devices under contract with financial institutions	22,000								22,000
Number of financial institutions									500
Number of ATMs participating in Allpoint network	55,000								55,000
Number of financial institutions without ATM network									1,300
Majority owned interest percentage												95.70%	51.00%
Depreciation and accretion expenses related to ATMs and ATM-related assets | $									$ 64,695	$ 63,711	$ 59,841
Amortization of intangible assets | $									38,799	35,768	27,336
Total depreciation, accretion, and amortization of intangible assets expenses excluded from Cost of ATM operating revenues and Gross profit | $	$ 25,700	$ 27,200	$ 25,700	$ 24,900	$ 27,100	$ 23,900	$ 24,700	$ 23,800	103,494	99,479	$ 87,177
Restricted cash | $	31,565				$ 20,427				$ 31,565	20,427
Average vault cash | $	$ 3,700,000									$ 3,000,000
U.S.
Basis of Presentation
Number of devices operated by entity	168,300								168,300
U.K.
Basis of Presentation
Number of devices operated by entity	15,700								15,700
Germany and Poland [Member]
Basis of Presentation
Number of devices operated by entity	1,100								1,100
Canada
Basis of Presentation
Number of devices operated by entity	3,300								3,300
Mexico
Basis of Presentation
Number of devices operated by entity	1,400								1,400